Convertible notes at fair value - Schedule of Redeemed Convertible Notes (Details) - 2018 Notes - USD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020	Feb. 03, 2020
Bank borrowings
Principal amount	$ 13,100	$ 6,200	$ 6,900
Consideration paid for redemption	$ 15,196	$ 7,192	$ 8,004